EXPLORATION AND EVALUATION PROPERTY (Disclosure of exploration and evaluation property) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Exploration And Evaluation [Line Items]
Opening Balance	$ 7,000,000
Ending Balance	7,271,857	$ 7,000,000
Albany Property [Member]
Disclosure Of Exploration And Evaluation [Line Items]
Opening Balance	7,000,000	7,000,000
Expenditures	271,857	0
Impairment of exploration and evaluation assets	0	0
Ending Balance	$ 7,271,857	$ 7,000,000